Derivatives and hedge activities	12 Months Ended
Dec. 31, 2022
Derivatives And Hedge Activities
Derivatives and hedge activities

Note 16. Derivatives and hedge activities

The Group is exposed to certain risks relating to its ongoing business operations. The primary risks managed using derivatives instruments are foreign currency risk. The Group’s risk management strategy and how it is applied to manage risk are explained in note 24(b). Therefore, the derivative financial instruments are not speculative. See below the composition of the derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value, maturity date and index.

	2022	2021

Non-current assets
Swaps instruments before hedging	—	1,308
Total non-current derivative financial instrument assets	—	1,308

Non-current liabilities
Interest rate swaps - cash flow hedges
Itaú Unibanco S.A. EUR	2,554	—
Itaú Unibanco S.A. USD	972	—
Derivative warrants liabilities	2,886	—
Total non-current derivative financial instrument liabilities	6,412	—

The following amounts were recognized in profit or loss in relation to derivatives:

	2022	2021

Gain on derivative financial instruments	21,160	6,080

a) Derivative warrant liability

As part of the SPAC merger, each issued and outstanding warrant to purchase Alpha class A ordinary shares was converted into the right to purchase one Semantix ordinary share at an exercise price of $11.50 per share (“Semantix Warrants”), subject to the same terms and conditions existing prior to such conversion. These warrants are considered financial instruments (derivatives) and are recorded at fair value through profit or loss.

Upon the completion of the SPAC merger, there are 18,499,984 Semantix Warrants outstanding, of which 11,499,984 are public warrants (“Public Warrants”) listed on NASDAQ and 7,000,000 are private placement warrants held by certain former Alpha shareholders ("Private Placement Warrants").

Public Warrants

The Public Warrants became exercisable on September 2, 2022 and will expire on the earlier of August 3, 2027 or upon redemption or liquidation, in accordance with their terms. The fair value of the Public Warrants was determined using the market trading price as of December 31, 2022, which was R$5.21 per share.

Private Placement Warrants

The Private Placement Warrants are identical to the Public Warrants in all material respects, except that the Private Placement Warrants, so long as they are held by certain former Alpha shareholders or its permitted transferees:

(i)	will not be redeemable by the Company,
(ii)	may not, subject to certain limited exceptions, be transferred, assigned or sold by the holders until September 2, 2022,
(iii)	may be exercised by the holders on a cashless basis, and
(iv)	will be entitled to registration rights.

The fair value of Private Placement Warrants was determined using the market trading price as at December 31, 2022, which was R$5.21 per share. The fair value calculation methodology was determined to be the same as the Public Warrants as both financial instruments have the same material rights and characteristics (i.e., both give the right to purchase one Semantix ordinary share for the same price with the same exercisable period).

The Group has recognized the following warrant obligations:

	Public Warrants	Private Placement Warrants	Total

Initial recognition at August 3, 2022	17,576	10,698	28,274
Change in fair value	(15,781)	(9,606)	(25,387)
Balance at December 31, 2022	1,795	1,092	2,886

b) Derivatives designated as hedging instruments

Cash flow hedges - Foreign currency risk

During 2021 and 2022, the Group entered into loans denominated in foreign currency and in order to protect against the risk of change in the foreign exchange rates entered into derivative financial instruments (swap and non deliverable forward "NDF") with Itau and Citibank (see note 14) that was elected as hedging instruments.

The cash flow hedge strategies of the Group consist of hedging exposure to variations in cash flows, in interest payment and currency exposure which are attributable to changes in interest rates on recognized and unrecognized assets and liabilities.

The effects of hedge accounting on the financial position and performance of the Group are presented below:

					2022
	Hedge item			Hedge instrument
	Book value
	Assets	Liabilities	Variation in value recognized in income	Notional value	Variation in the amounts used to calculate hedge ineffectiveness

Strategies
Interest rate and foreign exchange risk
Swap-NDF	—	21,010	1,507	27,188	(2,831)
Total	—	21,010	1,507	27,188	(2,831)

There was no ineffectiveness during 2022 in relation to the cash flow hedge.

The Group’s hedging reserves relate to the following hedging instruments:

Cost of Hedging reserve

Change in fair value of hedging instrument recognized in OCI	3,341
Closing balance as of December 31, 2022	3,341

For the year ended December 31, 2022, the swap contract that was designated as a hedging instrument was settled and the amount of R$1,292 previously accumulated in Other comprehensive income was reclassified to profit or loss, presented in financial income and expenses.